Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Equity	Equity
The following table presents our share repurchase programs for the years ended December 31, 2019 and 2018:

Program approval date	Program end date	Authorized amount	Program completion date
February 2018	June 30, 2018	$200,000	May 14, 2018
April 2018	December 31, 2018	200,000	November 2, 2018
October 2018	March 31, 2019	200,000	January 9, 2019
December 2018	March 31, 2019	100,000	March 22, 2019
February 2019	September 30, 2019	200,000	July 22, 2019
June 2019	December 31, 2019	200,000	December 5, 2019
November 2019	June 30, 2020	200,000	Not yet completed

In January 2020, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through June 30, 2020. See Note 30—Subsequent events.
During the year ended December 31, 2019, we repurchased an aggregate of 11,950,824 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $50.82 per ordinary share.
Between January 1, 2020 and March 3, 2020, we repurchased an aggregate of 1,659,269 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $57.44 per ordinary share.
During the year ended December 31, 2019, our Board of Directors cancelled 10,000,000 ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
In February 2020, we cancelled 3,000,000 ordinary shares, which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.